Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 1,481,302	$ 2,915,470
Accounts receivable	1,995,067	1,260,453
Inventories	723,905	693,506
Deferred offering costs		763,611
Prepaid expenses and other current assets	5,134,173	833,238
TOTAL CURRENT ASSETS	9,334,447	6,466,278
NON-CURRENT ASSETS:
Operating lease right-of-use assets	13,059,561	13,921,825
Property and equipment, net	5,462,063	5,871,775
Intangible assets, net	150,000
Long term security deposits	894,715	958,320
Prepayment for the software, equipment and product development	790,000
Long term debt investment	6,534,575
Long term loan to a third-party	2,066,822
Long term prepaid expenses	142,113	110,988
TOTAL NON-CURRENT ASSETS	29,099,849	20,862,908
TOTAL ASSETS	38,434,296	27,329,186
CURRENT LIABILITIES:
Short-term bank loans	2,683,692	434,959
Accounts payable	1,919,189	1,424,766
Taxes payable	96,176	130,727
Deferred revenue	7,085,696	6,958,160
Operating lease liabilities, current	2,198,192	1,770,398
Other current liabilities	697,702	1,014,452
TOTAL CURRENT LIABILITIES	14,728,689	13,532,067
NON-CURRENT LIABILITIES
Operating lease liabilities, non-current	11,691,251	12,620,070
TOTAL NON-CURRENT LIABILITIES	11,691,251	12,620,070
TOTAL LIABILITIES	26,419,940	26,152,137
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, value
Additional paid-in capital	11,800,472	869,400
Statutory reserve	447,231	447,231
Accumulated deficit	(150,254)	(183,842)
Accumulated other comprehensive (loss) income	(95,518)	35,260
TOTAL SHAREHOLDERS’ EQUITY	12,014,356	1,177,049
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	38,434,296	27,329,186
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	6,485	3,060
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	5,940	5,940
Related Party
CURRENT LIABILITIES:
Due to a related party	$ 48,042	$ 1,798,605